Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Schedule of issuance of Financial Statements Long-Term Borrowings

As for the date of the issuance of these financial statements, the new long-term borrowings are presented below:

Bank Name	Amount – RMB		Issuance Date	Expiration Date	Secured by fixed assets
Minsheng Bank		9,648,000	1/04/2026	1/04/2033	Yes
Minsheng Bank		1,600,000	2/03/2026	2/03/2033	Yes
Total	RMB	11,248,000